RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jan. 31, 2025
Related Party Transactions [Abstract]
Schedule of due to related parties

		Transaction	January 31,	July 31,
Name	Relationship	Nature	2025	2024
RQS Capital	61.89% shareholder	Company cash collection due to RQS Capital	$2,271	$2,271
TOTAL			$2,271	$2,271